CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
	December 31, 2020 US$’000	December 31, 2019 US$’000
Cash at bank and in hand	24,209	6,275
Short-term deposits	3,118	8,956

Cash and cash equivalents	27,327	15,231